Stock-Based Compensation – Options - Summary of Fair Value Assumptions of Stock-based Option Awards (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Date of options grant	Nov. 18, 2019
Underlying stock price	$ 3.29
Exercise price	$ 3.29	$ 3.29
Term of options (years)	7 years
Volatility of underlying stock price	40.00%
Expected dividend yield on underlying stock	0.00%
Annual risk free interest rate	1.48%